Vessel Revenue, net and Voyage Expenses (Tables)	9 Months Ended
Sep. 30, 2025
Vessel Revenue, net and Voyage Expenses [Abstract]
Income Derived from Time Charters
The following table presents the Company’s income statement figures derived from time and spot charters for the nine-month periods ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Vessel revenues from spot charters, net of commissions	5,448	-
Vessel revenues from time charters, net of commissions	25,745	34,607
Total	31,193	34,607

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues for the nine-month periods ended September 30, 2025 and 2024 were:

Customer	2025	2024
A	31%	17%
B	26%	34%
C	15%	15%
D	14%	-
E	10%	-
Total	96%	66%

Voyage Expenses from Time Charters, Spot Charters and for Unfixed Periods
The following table presents the Company’s statement of operations’ figures derived from time, spot charters and for unfixed periods for the period from for the nine-month periods ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Voyage expenses from time charters	1,157	1,191
Voyage expenses from spot charters	3,021	-
Voyage expenses for unfixed periods	640	192
Total	4,818	1,383